CONVERTIBLE DEBT (Tables)	12 Months Ended
Dec. 31, 2015
CONVERTIBLE DEBT
Schedule of the carrying value of Notes

	2014	2015	2015
	RUB	RUB	$
1.125% Convertible Senior Notes due December 2018	30,380	30,654	420.6
Unamortized debt discount	(4,055)	(3,129)	(42.9)
Unamortized debt issuance cost	(202)	(151)	(2.1)

Total convertible debt	26,123	27,374	375.6